Subsequent Events (Details Narrative) $ / shares in Units, Pure in Thousands		1 Months Ended			2 Months Ended
	Jan. 12, 2026 USD ($) $ / shares shares	Feb. 12, 2026	Feb. 06, 2026	Jan. 20, 2026 USD ($)	Mar. 06, 2026	Feb. 25, 2026 USD ($) $ / shares	Feb. 18, 2026 USD ($)	Feb. 24, 2026 USD ($)
Diana Purchase Agreement [Member] | Diana Shipping Inc [Member]
Subsequent Event [Line Items]
Purchase Agreement Date					Mar. 06, 2026
Number of Vessels to be Acquired					16
Subsequent Event [Member] | O 2026 Q 1 Dividends [Member]
Subsequent Event [Line Items]
Cash dividend declared per share | $ / shares						$ 0.37
Dividends Payable, Date to be Paid						Mar. 19, 2026
Dividends Payable, Date of Record						Mar. 09, 2026
Subsequent Event [Member] | Share Repurchase Program [Member]
Subsequent Event [Line Items]
Outstanding amount to be repurchased at Cancellation Date						$ 37,550,000
Subsequent Event [Member] | 2026 Repurchase program [Member]
Subsequent Event [Line Items]
Share Repurchase Program, Authorized, Amount						100,000,000
Subsequent Event [Member] | Star Scarlett [Member]
Subsequent Event [Line Items]
Expected Delivery Date			by April 2026
Subsequent Event [Member] | Star Mariella [Member]
Subsequent Event [Line Items]
Expected Delivery Date		by April 2026
Subsequent Event [Member] | E S U N 100 K Facility [Member] | Star Stonington [Member]
Subsequent Event [Line Items]
Delivery date to buyers				February 3, 2026
Debt instrument, prepayment amount				$ 6,650,000
Subsequent Event [Member] | NBG 80K Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 80,000,000
Description of scope, credit facility							to refinance the then existing NBG $151,085 Facility and prepay the $49,917 loan outstanding thereunder
Line of credit facility, maturity date							4 years
Line of Credit Facility, Collateral							will be secured by first priority mortgages on 15 vessels
Subsequent Event [Member] | ABN 67,897 Facility [Member] | Star Scarlett [Member]
Subsequent Event [Line Items]
Debt instrument, prepayment amount								$ 7,631,000
Subsequent Event [Member] | Citi $100,000 Facility [Member]
Subsequent Event [Line Items]
Debt instrument, prepayment amount						$ 46,264,000
Common stock [Member]
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Shares | shares	1,894,357
Shares Acquired, Average Cost Per Share | $ / shares	$ 20.00
Treasury Stock, Retired, Cost Method, Amount	$ 37,887